ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and staff welfare			$ 12,944	$ 12,817
Individual income tax withheld			591	605
VAT payable			287	301
Accrued professional fees			3,283	1,808
Accrued advertising fees			596	634
Credit card processing charges			551	376
Accrued sales return	$ 2,465	$ 1,417	1,927	2,465
Other accrued expenses			905	977
Total			$ 21,084	$ 19,983
Movements in accrued sales return
Balance at the beginning of the period	2,465	1,417
Allowance for sales return made in the year	12,370	17,491
Utilization of accrued sales return	(12,908)	(16,443)
Balance at the end of the period	$ 1,927	$ 2,465